OTHER FINANCIAL DATA - OWNERSHIP INTEREST (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Ownership Interests Held By Others [Line Items]
Amount of ownership interests held by others	$ 381		$ 383
Ownership Interests Held By Others, Southern Gas Transmission [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	49.00%	[1]
Amount of ownership interests held by others	1	[1]	1	[1]
Ownership Interests Held By Others, Bay Gas Storage Company [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	9.00%	[1]
Amount of ownership interests held by others	20	[1]	17	[1]
Ownership Interests Held By Others, Liberty Gas Storage [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	25.00%	[1]
Amount of ownership interests held by others	15	[1]	9	[1]
Ownership Interests Held By Others, Tecsur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	10.00%
Amount of ownership interests held by others	4		4
Ownership Interests Held By Others, Luz Del Sur [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	20.00%
Amount of ownership interests held by others	236		216
Ownership Interests Held By Others, Chilquinta Energia [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held By others, minimum	24.00%
Percent of ownership held by others, maximum	43.00%
Amount of ownership interests held by others	29		34
Ownership Interests Held By Others, Otay Mesa VIE [Member]
Ownership Interests Held By Others [Line Items]
Percent of ownership held by others	100.00%
Amount of ownership interests held by others	$ 76		$ 102

[1]	Part of Sempra Natural Gas.